          Ellsworth Convertible Growth and Income Fund

                       [logo]

               2002 Annual Report
                 March 31, 2002

Ellsworth Convertible Growth and Income Fund, Inc. operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Company considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                   Highlights

Performance thru 3/31/02 with dividends reinvested

                                              3 Months 1 Year  5 Years 10 Years
                                              -------- ------  ------- --------
Ellsworth market value (a)................... -4.91%   2.49%   76.57%  250.79%
Ellsworth net asset value (b)................ -0.66    0.99    53.87   186.36
Closed-end convertible fund average (b)......  0.67    4.56    38.42   156.99
S&P 500 (a)..................................  0.27    0.24    62.34   246.91
Russell 2000 (a).............................  4.00   14.12    58.44   148.64(c)
Lehman Aggregate Bond Total Return Index (b).  0.09    5.35    44.02   103.82

Performance data represent past results and do not reflect future performance.

(a) From Bloomberg L.P. pricing service.
(b) From Lipper, Inc. Closed-End Fund Performance Analysis,
    dated March 31, 2002.
(c) Simple appreciation of index.
--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

              Net Asset Values     Market Prices (AMEX, symbol ECF)
Qtr. Ended  High    Low    Close      High    Low    Close
---------- ------  ------  ------    ------  ------  ------
Jun. 01    $9.59   $8.82   $9.27     $9.00   $8.20   $8.79
Sep. 01     9.30    8.45    8.67      9.05    7.55    8.35
Dec. 01     8.95    8.63    8.89      8.90    7.85    8.65
Mar. 02     8.94    8.49    8.75      8.95    8.05    8.14

--------------------------------------------------------------------------------

Dividend Distributions (12 Months)

Record     Payment             Capital
 Date       Date      Income    Gains    Total
--------   --------   ------   -------   ------
5/16/2001  5/30/2001  $0.10      ---     $0.10
8/16/2001  8/30/2001   0.10      ---      0.10
10/29/2001 11/29/2001  0.19      ---      0.19
2/13/2002  2/27/2002   0.09      ---      0.09
                      ------   -------   ------
                      $0.48      ---     $0.48
                      ======   =======   ======

TO OUR SHAREHOLDERS

It has become a cliche that September 11th, 2001 was the day that the world, and our perception of it, was changed. The economic, political and social assumptions that we used in our forecasts of the future had shifted. So, starting immediately after the terrorist atrocity, we began a thorough re-examination of all of our basic assumptions and all of the Fund's investments. Further, the collapse of Enron and the exposure of questionable accounting practices led us to look even more deeply into our analysis of the positions held by the Fund.

It is apparent that certain industries, such as defense and some security related industries, are undergoing a significant period of growth far in excess of what was expected a year ago. Other industries such as travel and tourism have shown they are more vulnerable to threats of violence than previously assumed. With the above in mind, investment decisions have been made expanding our exposure to the defense industry and reducing exposure to industries that have accounting practices that are being questioned or that appear to be open to external threats that could knock their business off stride.

We remain optimistic that the U.S. economy is going to continue its recovery and that much of the rest of the world will follow. We are also optimistic that the security enhancements put in place since September will help diffuse terrorism. There may still be setbacks. Continuation of the conflict in the Middle East adds an element of uncertainty.

For shareholders who have access to the Internet, the Fund's website, www.ellsworthfund.com, contains press releases, dividend information and daily net asset values. The Closed-End Fund Association (www.cefa.com), of which the Fund is a member, is another source of information on many closed-fund funds.* Based upon data through April 30, 2002, Morningstar has continued to rate Ellsworth's performance at four stars (above average) overall as shown on their website.** Shareholders who wish a copy of the most recent report on the Fund issued by Standard and Poor's should contact us.

I have been elected Vice President of the Closed-End Fund Association. Also, the Fund now has a seat on the Investment Company Institute's Closed-End Fund subcommittee. From these positions we hope to advance the Fund's shareholder interest.

At its April meeting the Board of Directors declared a dividend of 8 cents per share. This dividend will be payable on May 30, 2002 to shareholders of record on May 16, 2002.

/s/Thomas H. Dinsmore
Chairman of the Board

May 10, 2002

* The Closed-End Fund Association is solely responsible for the content of its website.
** Morningstar is an analytical and statistical reporting service that reports on and rates most mutual funds. It is solely responsible for the content of its website.

See Important Factors Regarding Forward-Looking Statements on page 12 of this report.

Largest Investment Holdings by underlying common stock
                                                                             Value       % Total
                                                                            (Note 1)    Net Assets
                                                                           -----------  ----------
National Data Corp.........................................................$ 2,217,240     2.4%
  A leading provider of information services and systems to the health care and electronic commerce markets.

Washington Mutual, Inc.....................................................  2,148,000     2.4
  A financial services company that provides a diversified line of products and services to consumers and small to mid-sized businesses.
  (Value includes that portion of the Fund's investment in Lehman Brothers
  Holdings BASES, which is attributable to the issuer ($183,000))

Apache Corp................................................................  2,119,560     2.3
  Explores for and produces natural gas, crude oil and natural gas liquids.

L-3 Communication Holdings, Inc............................................  2,024,063     2.2
  A merchant supplier of sophisticated secure communication systems and specialized communication products. Its customers include the United
  States Department of Defense, and major aerospace and defense contractors.

School Specialty, Inc......................................................  1,913,538     2.1
  Distributes non-textbook educational supplies and furniture for grades pre-kindergarten through 12.

Reinsurance Group of America, Inc..........................................  1,872,500     2.1
  An insurance holding company that is engaged in traditional life reinsurance in the United States, Canada and various international markets. The Company also provides reinsurance of asset-intensive products and financial reinsurance.

Anixter International, Inc.................................................  1,724,250     1.9
  Distributes communications and specialty wire and cable products. Also distributes wiring systems for voice, data, and video networks and electrical power applications.

ICN Pharmaceuticals, Inc...................................................  1,676,250     1.8
  A global, research-based pharmaceutical company that develops, manufactures, distributes and sells pharmaceutical, research and diagnostic products.

Sovereign Bancorp, Inc.....................................................  1,567,188     1.7
  A bank holding company that attracts deposits from its network of community banking offices, and originates small business and middle-
  market commercial and asset-based loans.

Kerr-McGee Corp............................................................  1,551,732     1.7
  An energy and chemical company that acquires leases and concessions to develop, produce and market crude oil and natural gas.
                                                                           -----------  ----------
Total......................................................................$18,814,321    20.7%
                                                                           ===========  ==========

Major Industry Exposure
                              % Total
                             Net Assets
                             ----------
Energy.....................     10.0
Pharmaceuticals............      9.4
Technology.................      8.6
Financial & Insurance......      8.2
Aerospace & Defense........      7.7
Health Care................      7.3
Banking....................      6.5
Retail.....................      6.4
Telecommunications.........      5.8
Data-Processing Services...      4.3
                             ----------
Total......................     74.2%
                             ==========

Major Portfolio Changes by underlying common stock
Six months ended March 31, 2002
                                                             Principal
                                                              Amount
                                                             or Shares
                                                             ---------
ADDITIONS
Adelphia Communications Corp................................     49,800 shs
Community Health Systems, Inc............................... $1,500,000
The Gap, Inc................................................  1,500,000
General Dynamics Corp.
  (exchangeable from The Goldman Sachs Group, Inc.).........  1,500,000
Invitrogen Inc..............................................  2,000,000
Ivax Corp...................................................  1,250,000
Northrop Grumman Corp.......................................     12,500 shs
PartnerRe Ltd...............................................     25,000 shs
Province Healthcare Company.................................  1,500,000
Reinsurance Group of America, Inc...........................     40,000 shs



REDUCTIONS
ACE Limited.................................................     15,000 shs
American Greetings Corp.....................................  1,750,000
Cable & Wireless plc
  (exchangeable from Verizon Global Funding Corp.)..........  2,000,000
Cablevision Systems New York Group
  (exchangeale from Equity Securities Trust)................     30,000 shs
Interpublic Group Cos., Inc.................................  1,500,000
Ivax Corp...................................................  1,500,000
Johnson & Johnson
  (exchangeable from Merrill Lynch & Company, Inc.).........  1,000,000
Lucent Technologies, Inc....................................      1,000 shs
PartnerRe Ltd...............................................     25,000 shs
Sunrise Assisted Living, Inc................................  2,312,000

Statement of Assets and Liabilities (unaudited)
                                                                March 31, 2002
                                                                --------------

Assets:
 Investments at value
     (Cost $83,661,122)(Note 1)...............................  $86,439,399
 Cash.........................................................    2,253,920
 Receivable for securities sold...............................    1,977,264
 Dividends and interest receivable............................      537,689
 Deposits.....................................................       15,701
                                                                -----------
 Total assets.................................................   91,223,973
                                                                -----------
Liabilities:
 Payable for securities purchased.............................      250,000
 Accrued management fee (Note 2)..............................       60,673
 Accrued expenses.............................................       13,364
                                                                -----------
 Total liabilities............................................      324,037
                                                                -----------
Net Assets....................................................  $90,899,936
                                                                ===========
Net assets consist of:
 Undistributed net investment income..........................  $   204,708
 Accumulated net realized loss from investment transactions...   (7,105,756)
 Unrealized appreciation on investments.......................    2,778,277
 Capital shares (Note 3)......................................      103,939
 Additional paid-in capital...................................   94,918,768
                                                                -----------
Net Assets....................................................  $90,899,936
                                                                ===========
Net asset value per share ($90,899,936/10,393,877
    outstanding shares).......................................  $      8.75
                                                                ===========

Statement of Operations (unaudited)
Six Months Ended March 31, 2002
Investment Income (Note 1):
        Interest............................................... $ 1,168,546
        Dividends..............................................     626,404
                                                                -----------
        Total Income...........................................   1,794,950
                                                                -----------
Expenses (Note 2):
        Management fee.........................................     340,748
        Custodian..............................................      12,649
        Transfer agent.........................................      22,761
        Professional fees......................................      43,851
        Directors' fees........................................      51,100
        Reports to shareholders................................      26,156
        Listing Fee............................................      20,000
        Treasurer's office.....................................      12,500
        Other..................................................      36,294
                                                                -----------
        Total Expenses.........................................     566,059
                                                                -----------
Net Investment Income..........................................   1,228,891
                                                                -----------
Realized and Unrealized Gain on Investments:
        Net realized loss from investment transactions.........  (6,016,764)
        Net change in unrealized appreciation of investments.     8,454,806
                                                                -----------
        Net gain on investments................................   2,438,042
                                                                -----------
        Net Increase in Net Assets Resulting from Operations... $ 3,666,933
                                                                ===========

            See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                                  Six Months Ended      Year Ended
                                                                  March 31, 2002(a)  September 30, 2001
                                                                  -----------------  ------------------

Change in net assets from operations:
  Net investment income                                              $ 1,228,891      $  4,815,789
  Net realized loss from investment transactions                      (6,016,764)       (1,057,592)
  Net change in unrealized appreciation of investments                 8,454,806       (16,092,171)
                                                                     -----------      ------------
     Net change in net assets resulting from operations                3,666,933       (12,333,974)
                                                                     -----------      ------------
Dividends to shareholders from:
  Net investment income                                               (2,884,081)       (4,174,588)
  Net realized gain on investments                                           ---       (12,142,103)
                                                                     -----------      ------------
     Total dividends                                                  (2,884,081)      (16,316,691)
                                                                     -----------      ------------

Capital share transactions (Note 3)                                    1,216,444         8,371,070
                                                                     -----------      ------------
Change in net assets                                                   1,999,296       (20,279,595)
                                                                     -----------      ------------
Net assets at beginning of period                                     88,900,640       109,180,235
                                                                     -----------      ------------
Net Assets at end of period (including undistributed net investment
  income of $1,859,897 and $1,218,486, respectively)                 $90,899,936      $ 88,900,640
                                                                     ===========      ============

Financial Highlights
Selected data for a share of common stock outstanding:

                                          Six Months
                                             Ended           Years Ended September 30,
                                           March 31, ---------------------------------------
                                            2002(a)    2001      2000    1999   1998    1997
                                            -------  -------   ------  ------  ------  ------
Operating Performance:
Net asset value, beginning of period.......   $8.67   $11.82   $11.23  $11.18  $13.33  $11.80
                                            -------  -------   ------  ------  ------  ------
Net investment income......................    0.12     0.47     0.42    0.33    0.35    0.40
Net realized and unrealized gain (loss)....    0.24    (1.88)    1.71     1.4   (0.65)   2.59
                                            -------  -------   ------  ------  ------ -------
  Total from investment operations.........    0.36    (1.41)    2.13    1.73   (0.30)   2.99
Less Distributions:
Dividends from net investment income.......   (0.28)   (0.42)   (0.35)  (0.32)  (0.37)  (0.40)
Distributions from realized gains..........     ---    (1.32)   (1.23)  (1.36)  (1.48)  (1.06)
                                            -------  -------   ------  ------  ------ -------
  Total distributions......................   (0.28)   (1.74)   (1.58)  (1.68)  (1.85)  (1.46)
Capital share repurchases..................     ---      ---     0.04     ---     ---     ---
                                            -------  -------   ------  ------  ------ -------
Net asset value, end of period.............    8.75   $ 8.67   $11.82  $11.23  $11.18  $13.33
                                            =======  =======   ======  ======  ====== =======
Market value, end of period................    8.14   $ 8.35   $ 9.88  $ 9.38  $10.00  $11.25

Total Net Asset Value Return(%)(b).........    4.18   (13.34)   21.85   16.42   (2.39)  27.77
Total Investment Return(%)(c)..............    0.77     2.21    25.72   10.39    5.21   30.93
Ratios/Supplemental Data:
Net assets, end of period (in thousands)... $90,900  $88,901 $109,180 $96,040 $87,438 $94,822
Ratio of expenses to average net assets(%).   1.3(d)     1.2      1.2     1.1     1.1     1.2
Ratio of net investment income to
 average net assets(%).....................   2.7(d)     5.0      3.8     3.0     3.0     3.4
Portfolio turnover rate(%).................    58         28       98      67      59      71

(a)Unaudited.
(b)Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(c)Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(d)Annualized.

                   See accompanying notes to financial statements.

Portfolio of Investments March 31, 2002

Principal
 Amount                                                                                         Value
or Shares                                                                                      (Note 1)
----------                                                                                    ----------
               ADVERTISING - 3.0%
$1,300,000     The Interpublic Group Cos., Inc. 1.80% 2004 cv. sub. notes (NR)                $ 1,306,500
 1,500,000     Young & Rubicam, Inc. 3% 2005 cv. sub. notes (Baa1)                              1,461,285
                                                                                              -----------
                                                                                                2,767,785
                                                                                              -----------
               AEROSPACE & DEFENSE - 7.7%
   250,000     EDO Corp. 5.25% 2007 cv. sub. notes 144A (NR)                                      277,308
 1,500,000     The Goldman Sachs Group, Inc. 1.00% 2009 exch. equity-linked notes * (A1)
                (exch. for General Dynamics Corp. common stock)                                 1,495,020
   750,000     L-3 Communications Holdings, Inc. 5.25% 2009 cv. sr. sub. notes 144A (Ba3)       1,125,000
   750,000     L-3 Communications Holdings, Inc. 4% 2011cv. sr. sub. CODES 144A * (Ba3)           899,063
    12,500 shs Northrop Grumman Corp. 7.25% equity units *,** (Baa3)                            1,510,938
    20,000 shs RC Trust I 8.25% equity security units *,** (Ba2)
                (exch. for Raytheon Co. class B common stock)                                   1,342,500
   700,000     SPACEHAB, Inc. 8% 2007 cv. sub. notes 144A (NR)                                    350,000
                                                                                              -----------
                                                                                                6,999,829
                                                                                              -----------
               AUTOMOTIVE - 3.1%
    20,000 shs Ford Motor Co. Capital Trust II 6.50% cv. pfd. (Baa2)
                (exch. for Ford Motor Co. common stock)                                         1,106,250
    12,500     General Motors Corp. series B cv. sr. deb. (A3)                                    341,625
 2,500,000     Lear Corp. 0% 2022 cv. sr. notes 144A (Ba1)                                      1,085,938
   250,000     Navistar Financial Corp. 4.75% 2009 sub. exch. notes (NR)
                (exch. for Navistar International Corp. common stock)                             260,735
                                                                                              -----------
                                                                                                2,794,548
                                                                                              -----------
               BANKING - 6.5%
    20,000 shs Commerce Capital Trust II 5.95% cv. trust pfd. 144A (Baa1)
                (exch. for Commerce Bancorp common stock)                                       1,076,250
    40,000 shs National Australia Bank Ltd. 7.875% exch. capital units (A2)                     1,308,000
    20,000 shs Sovereign Capital Trust II 7.50% trust PIERS (Ba3)
                (exch. for Sovereign Bancorp, Inc. common stock)                                1,567,188
    35,000 shs Washington Mutual Capital Trust PIERS units 144A (Baa1)
                (exch. for Washington Mutual Inc. common stock)                                 1,719,375
     5,000 shs Washington Mutual Capital Trust PIERS units (Baa1)
                (exch. for Washington Mutual Inc. common stock)                                   245,625
                                                                                              -----------
                                                                                                5,916,438
                                                                                              -----------
               CABLE - 1.5%
 1,000,000     Charter Communications, Inc. 5.75% 2005 cv. sr. notes (B3)                         863,125
    22,500 shs Equity Securities Trust II 6.25% ** (NR)
                (exch. for Rainbow Media Group Class A tracking stock of Cablevision
                Systems Corp.)                                                                    544,500
                                                                                              -----------
                                                                                                1,407,625
                                                                                              -----------
               CAPITAL GOODS - 1.3%
 1,500,000     CS First Boston, Inc. 2% 2010 sr. medium-term exch. notes * (Aa3)
                (exch. for General Electric Corp. common stock)                                 1,214,063
                                                                                              -----------
               DATA-PROCESSING SERVICES - 4.3%
 1,000,000     The BISYS Group, Inc. 4% 2006 cv. sub. notes 144A (NR)                           1,239,375
 2,000,000     National Data Corp. 5% 2003 cv. sub. notes (Ba3)                                 2,217,240
   550,000     Online Resources & Communications Corp. 8% 2005 cv. sub. notes 144A (NR)           462,000
                                                                                              -----------
                                                                                                3,918,615
                                                                                              -----------
               ENERGY - 10.0%
    40,800 shs Apache Corp. $2.015 dep. shs. representing ACES pfd. ** (Baa2)                   2,119,560
   500,000     Devon Energy Corp. 4.90% 2008 cv. sub. deb. * (BBB+)
                (conv. into Chevron Corp. common stock)                                           503,825
 1,000,000     Devon Energy Corp. 4.95% 2008 cv. sub. deb. * (BBB+)
                (conv. into Chevron Corp. common stock)                                         1,011,400



Portfolio of Investments March 31, 2002 (continued)

Principal
 Amount                                                                                         Value
or Shares                                                                                      (Note 1)
----------                                                                                    ----------
               ENERGY - continued
$3,300,000     El Paso Corp. 0% cv. deb. 144A (Baa2)                                          $ 1,394,250
 1,300,000     Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Baa3)                                 1,551,732
    30,000     Kerr-McGee Corp. 5.50% 2004 DECS ** (Baa2)
                (exch. for Devon Energy Corp. common stock)                                     1,331,250
 1,000,000     Pride International, Inc. 2.50% cv. sr. notes 144A (NR)                          1,145,000
                                                                                              -----------
                                                                                                9,057,017
                                                                                              -----------
               ENTERTAINMENT - 1.6%
 3,000,000     News America, Inc. 0% 2021 LYONs 144A (Baa3)
                (exch. for ADSs representing The News Corp. Limited common stock)               1,431,660
                                                                                              -----------

               FINANCIAL & INSURANCE - 8.2%
 1,500,000     Exchangeable Certificate Corp. 0.625% 2005 exch. certificates 144A
                (Aaa)(exch. for American Express Company common stock)                          1,380,000
    17,500 shs Prudential Financial Capital Trust I 6.25% equity security units *,** (A3)
                (exch. for Prudential Financial, Inc. common stock)                               952,656
    40,000 shs Reinsurance Group of America, Inc. 5.75% PIERS (Baa1)                            1,872,500
 1,000,000     Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds 144A  (Aa1)
                (conv. into Swiss Reinsurance Company common stock)                               925,000
    40,000     Travelers Property Casulty Corp. 4.50% 2032 cv. jr. sub. nts. (A2)               1,059,600
 1,500,000     XL Capital, Ltd. 0% 2021 cv. deb. 144A * (A1)                                      960,000
   500,000     XL Capital, Ltd. 0% 2021 cv. deb. * (A1)                                           320,000
                                                                                              -----------
                                                                                                7,469,756
                                                                                              -----------
               HEALTH CARE - 7.3%
 1,000,000     AmerisourceBergen Corp. 5% 2007 cv. sub. notes 144A (Ba3)                        1,477,700
 1,500,000     Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)                    1,421,550
 1,000,000     Invitrogen, Inc. 5.50% 2007 cv. sub. notes (NR)                                    876,250
 1,000,000     Medtronic, Inc. 1.25% 2021 cv. deb. * (A1)                                       1,014,650
 1,250,000     Province Healthcare Company 4.25% 2008 cv. sub. notes 144A (B3)                  1,260,938
   600,000     Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes 144A (B-)                  579,375
                                                                                              -----------
                                                                                                6,630,463
                                                                                              -----------
               HOME BUILDING - 1.2%
 2,500,000     Masco Corp. 0% 2031 cv. sr. notes * (Baa1)                                       1,059,025
                                                                                              -----------

               MULTI-INDUSTRY - 2.0%
 2,000,000     Lehman Brothers Holdings, Inc. 0.25% 2006 BASES notes * (A3)
                (based on the value of the performance of the 10 Uncommon Values Index +)       1,830,000
                                                                                              -----------

               PHARMACEUTICALS - 9.4%
 1,300,000     Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
                (exch. for Johnson & Johnson common stock)                                      1,170,813
 1,000,000     Baxter International Inc. 1.25% 2021 cv. deb. * (A3)                             1,052,600
 1,000,000     Cephalon, Inc. 2.50% 2006 cv. sub. notes 144A (NR)                                 967,500
 1,000,000     Elan Finance Corporation Ltd. 0% 2018 LYONs 144A (Ba2)
                (exch. for ADRs representing Elan Corporation, plc common stock)                  490,550
   700,000     Elan Finance Corporation Ltd. 0% 2018 LYONs (Ba2)
                (exch. for ADRs representing Elan Corporation, plc common stock)                  343,385
 1,500,000     ICN Pharmaceuticals, Inc. 6.50% 2008 cv. sub. notes 144A (B+)                    1,676,250
 1,250,000     Ivax Corp. 5.50% 2007 cv. sr. sub. notes (NR)                                    1,115,625
 1,315,000     Roche Holdings, Inc. 0% 2015 LYONs 144A (NR)
                (exch. for Genentech, Inc. common stock)                                          930,363
 1,000,000     Sepracor, Inc. 7% 2005 cv. sub. deb. 144A (CCC+)                                   756,875
                                                                                              -----------
                                                                                                8,503,961
                                                                                              -----------



Portfolio of Investments March 31, 2002 (continued)

Principal
 Amount                                                                                         Value
or Shares                                                                                      (Note 1)
----------                                                                                    -----------
               REAL ESTATE - 1.1%
$1,000,000     Federal Realty Investment Trust 5.25% 2003 cv. sub. deb. (Baa3)                $ 1,000,000
                                                                                              -----------

               RETAIL - 6.4%
 1,000,000     Brinker International, Inc. 0% 2021 cv. sr. deb. 144A (Baa2)                       669,815
   500,000     Costco Wholesale Corp. 0% 2017 cv. sub. notes 144A (A3)                            459,740
   750,000     Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3)                                 689,610
 1,000,000     The Gap, Inc. 5.75% 2009 cv. bonds 144A (Ba3)                                    1,162,460
 1,000,000     J.C. Penney Co. 5% 2008 cv. sub. notes 144A (Ba3)                                  937,500
 1,500,000     School Specialty, Inc. 6% 2008 cv. sub. notes 144A (B+)                          1,640,175
   250,000     School Specialty, Inc. 6% 2008 cv. sub. notes (B+)                                 273,363
                                                                                              -----------
                                                                                                5,832,663
                                                                                              -----------
               TECHNOLOGY - 8.6%
   750,000     Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes 144A (Baa2)         1,077,525
 1,000,000     Anadigics, Inc. 5% 2006 cv. sr. notes 144A (NR)                                    875,781
 1,250,000     Analog Devices, Inc. 4.75% 2005 cv. sub. notes 144A (Baa1)                       1,189,250
 1,000,000     Brooks Automation, Inc. 4.75% 2008 cv. sub. notes 144A (NR)                        961,875
   250,000     Brooks Automation, Inc. 4.75% 2008 cv. sub. notes (NR)                             240,469
 1,000,000     Computer Associates Int'l, Inc. % 2007 cv. sr. notes 144A (Baa2)                 1,173,900
 1,500,000     CS First Boston, Inc. 1% 2006 medium-term exch. notes * (Aa3)
                (exch. for Microsoft Corp. common stock)                                        1,335,000
   500,000     Kulicke & Soffa Industries, Inc. 4.75% 2006 cv. sub. notes (B3)                    542,500
   500,000     Rational Software Corp. 5.00% 2007 cv. sub. notes  (NR)                            435,350
                                                                                              -----------
                                                                                                7,831,650
                                                                                              -----------
               TELECOMMUNICATIONS - 5.8%
   700,000     American Tower Corp. 2.25% 2009 cv. notes (Caa1)                                   469,000
 4,000,000     Anixter International, Inc. 0% 2020 LYONs 144A (Ba3)                             1,210,000
 1,700,000     Anixter International, Inc. 0% 2020 LYONs (Ba3)                                    514,250
 1,000,000     Exchangeable Certificate Corp. 0.25% 2006 exch. certificates 144A
                (Aaa)(exch. for specific telephone and cable common stocks ++)                    850,000
     1,000 shs Lucent Technologies, Inc. 8% redeemable cv. pfd. (B3)                              924,238
 1,500,000     Tecnost International, N.V. 1% 2005 ADBs 144A (Baa2)
                (exch. for ADRs representing Telecom Italia S.p.A. common stock)                1,322,400
                                                                                              -----------
                                                                                                5,289,888
                                                                                              -----------
               TRANSPORTATION - 4.0%
 1,000,000     Continental Airlines, Inc. 4.50% 2007 cv. notes (B)                                977,190
 1,000,000     GATX Corp. 7.50% 2007 cv. sr. notes 144A (Baa3)                                  1,158,840
 1,500,000     United Parcel Service, Inc. 1.75% 2007 cash-settled cv. sr. notes (Aaa)          1,526,250
                                                                                              -----------
                                                                                                3,662,280
                                                                                              -----------
               UTILITIES - 2.0%
    37,500 shs TECO Capital Trust II *,** (Baa1)
                (exch. for TECO Energy, Inc. common stock)                                      1,041,000
    13,750 shs TXU Corp. equity units *,** (Baa3)                                                 781,138
                                                                                              -----------
                                                                                                1,822,138
                                                                                              -----------

               Total Convertible Bonds and Notes - 75.2%                                       68,327,681
               Total Convertible Preferred Stocks - 19.9%                                      18,111,718
                                                                                              -----------
               Total Investments - 95.1%                                                       86,439,399

               Other assets and liabilities, net - 4.9%                                         4,460,537
                                                                                              -----------
               Total Net Assets - 100.0%                                                      $90,899,936
                                                                                              ===========

*   Contingent payment debt instrument. See Note 1(b).
**  Mandatory convertible. See Note 1(e).
+   Ticker symbols: AA, BBBY, CEFT, CMCSK, CSCO, HDI, LMG/A, MIR, WM & WMI.
++  Ticker symbols: CSCO, CMCSK, AOL, IBM, LMG/A and WCOM.

ACES        Automatically Convertible Equity Securities.
ADBs		American Depositary Bonds.
ADRs		American Depositary Receipts.
ADSs		American Depositary Shares.
BASES		Basket Adjusting Structured Equity Securities.
CODES		Contingent Debt Securities.
DECS		Debt Exchangeable for Common Stock.
LYONs		Liquid Yield Option Notes.
PIERS		Preferred Income Equity Redeemable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies, Inc.

The cost of investments for federal income tax purposes is $83,661,122 resulting in gross unrealized appreciation and depreciation of $6,888,278 $4,110,001, respectively, or net unrealized depreciation of $2,778,277 on a tax cost basis.

            See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)

1.  Significant Accounting Policies
Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 3 cents per share for the six months ended March 31, 2002.

(c)  Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.The Fund has a capital loss carryover of approximately $1,058,000 available to offset any future net capital gains which will expire on September 30, 2009.

(d)  Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The market value of those securities was $9,623,542 at March 31, 2002, representing 10.6% of net assets.

2.  Management Fee and Other Transactions with Affiliates
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser invests the Fund's assets, furnishes office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer up to a maximum of $25,000 a year are reimbursed by the Fund. Such reimbursements amounted to $12,500 for the six months ended March 31, 2002. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

3.  Portfolio Activity
At March 31, 2002 there were 10,393,877 shares of $.01 par value common stock outstanding (20,000,000 shares authorized). During the six months ended March 31, 2002, 137,918 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $1,216,444.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $51,965,484 and $49,597,792, respectively, for the six months ended March 31, 2002.

A distribution of $0.08 per share from net investment income was declared on April 15, 2002, payable May 30, 2002 to shareholders of record at the close of business May 16, 2002.

Miscellaneous Notes

Results of the 2002 Annual Shareholders Meeting

The results of the shareholder vote at the Annual Meeting of Shareholders held on January 12, 2001, were:

1. All directors nominated by management were elected for terms expiring in 2005.
                        Shares voted for  Shares withheld
                        ----------------  ---------------
Thomas H. Dinsmore         9,418,511         114,477
Donald M. Halsted, Jr.     9,361,870         171,118
Duncan O. McKee            9,364,338         168,650

2. The selection of PricewaterhouseCoopers LLP as independent accountants was ratified with 8,267,656 shares voted for, 62,980 shares voted against and 351,668 shares abstaining.
------------------------------------------------------------------------------
Important Factors Regarding Forward-Looking Statements

Information contained within the letter to Shareholders constitutes forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Statements which reflect the intent, belief or expectations of the Fund and its management regarding the anticipated effect of events, circumstances and trends should be considered forward-looking statements. These forward-looking statements are not guarantees of future performance and there are a number of meaningful factors which could cause the Fund's results to vary materially from those indicated by any such statements. Factors which could cause actual results to differ from expectations include, among others, changes in (or failure to change) accounting standards and practices, military action and acts of terrorism, flat or declining productivity, a decline in the global economy, a prolonged recession, downturns in industries in which the Fund has invested, increased volatility of securities in general as well as those purchased by the
Fund, changes to foreign and domestic markets in general or changes to the market for convertible securities.
------------------------------------------------------------------------------
Ellsworth is a member of the Closed-End Fund Association (CEFA). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.
------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of Ellsworth Convertible Growth and Income Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

Board of Directors
GORDON F. AHALT            Petroleum Consultant
WILLIAM A. BENTON          Retired Stock Exchange Specialist
ELIZABETH C. BOGAN         Senior Lecturer in Economics at Princeton University
THOMAS H. DINSMORE, C.F.A. Chairman of the Board of Ellsworth
DONALD M. HALSTED, JR.     Investor
GEORGE R. LIEBERMAN        Retired Advertising Executive
DUNCAN O. MCKEE            Retired Attorney
JANE D. O'KEEFFE           President of Ellsworth
NICOLAS W. PLATT           Public Relations Executive

Officers
THOMAS H. DINSMORE         Chairman of the Board
JANE D. O'KEEFFE           President
SIGMUND LEVINE             Senior Vice President and Secretary
H. TUCKER LAKE             Vice President, Trading
GARY I. LEVINE             Vice President and Treasurer
GERMAINE M. ORTIZ          Vice President
JOSHUA P. LAKE             Assistant Treasurer and Assistant Secretary
MERCEDES A. PIERRE         Assistant Treasurer
--------------------------------------------------------------------------------
Internet
www.ellsworthfund.com
email: info@ellsworthfund.com

Investment Adviser
Davis-Dinsmore Management Company
65 Madison Avenue, Morristown, NJ 07960-7308
(973)631-1177

Shareholder Services and Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449
www.amstock.com

Common Stock Listing
American Stock Exchange Symbol: ECF

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.
65 MADISON AVENUE
MORRISTOWN, NEW JERSEY 07960
www.ellsworthfund.com

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